UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22608

                            Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

MUNICIPAL BONDS—0.8%

California—0.4%

State of California Build America Bond Taxable 7.500%, 4/1/34	$570	$816

Illinois—0.4%

State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700	725

TOTAL MUNICIPAL BONDS (Identified Cost $1,492)		1,541

FOREIGN GOVERNMENT SECURITIES—22.7%

Argentine Republic

144A 5.625%, 1/26/22(3)	520	526

144A 7.500%, 4/22/26(3)	1,895	1,990

144A 6.875%, 1/26/27(3)	545	545

Series NY 8.280%, 12/31/33	1,269	1,361

144A 7.125%, 7/6/36(3)	780	750

144A 7.625%, 4/22/46(3)	590	596

Bermuda RegS 4.854%, 2/6/24(4)	700	736

Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(4)	1,845	886

City of Buenos Aires 144A 7.500%, 6/1/27(3)	320	330

Dominican Republic

144A 6.875%, 1/29/26(3)	155	171

144A 6.850%, 1/27/45(3)	800	830

Federative Republic of Brazil

12.500%, 1/5/22	2,185BRL	773

Treasury Note Series F, 10.000%, 1/1/23	2,560BRL	829

8.500%, 1/5/24	1,405BRL	424

Treasury Note Series F, 10.000%, 1/1/25	1,960BRL	635

6.000%, 4/7/26	580	629

5.625%, 1/7/41	725	696

Hungary 5.375%, 3/25/24	530	588

Islamic Republic of Pakistan 144A 8.250%, 4/15/24(3)	600	672

Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	795	831

Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,085	1,054

Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800	841

Kingdom of Qatar 144A 4.625%, 6/2/46(3)	300	307

Kingdom of Saudi Arabia 144A 3.250%, 10/26/26(3)	555	536

	PAR VALUE	VALUE

Mongolia

144A 10.875%, 4/6/21(3)	$355	$403

RegS 5.125%, 12/5/22(4)	345	321

Provincia de Buenos Aires 144A 9.125%, 3/16/24(3)	730	808

Provincia de Buenos Aires Argentina 144A 7.875%, 6/15/27(3)	1,165	1,168

Republic of Armenia 144A 7.150%, 3/26/25(3)	700	734

Republic of Chile 5.500%, 8/5/20	547,000CLP	885

Republic of Colombia

Treasury Note, Series B, 11.250%, 10/24/18	998,500COP	368

4.375%, 3/21/23	1,588,000COP	488

3.875%, 4/25/27	805	801

9.850%, 6/28/27	824,000COP	346

Republic of Costa Rica

144A 7.000%, 4/4/44(3)	800	790

RegS 7.000%, 4/4/44(4)	1,000	987

Republic of El Salvador

144A 6.375%, 1/18/27(3)	1,320	1,188

144A 8.625%, 2/28/29(3)	215	217

Republic of Ghana 144A 10.750%, 10/14/30(3)	655	773

Republic of Indonesia

Series FR63, 5.625%, 5/15/23	7,482,000IDR	511

Series FR70, 8.375%, 3/15/24	7,827,000IDR	616

Series FR56, 8.375%, 9/15/26	5,996,000IDR	479

Republic of Iraq RegS 5.800%, 1/15/28(4)	890	790

Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	260	281

Republic of South Africa

Series R203, 8.250%, 9/15/17	8,060ZAR	617

Series R208, 6.750%, 3/31/21	1,940ZAR	142

4.875%, 4/14/26	370	380

4.300%, 10/12/28	810	780

Republic of Sri Lanka 144A 6.850%, 11/3/25(3)	900	938

Republic of Turkey

9.000%, 3/8/17	1,090TRY	300

6.250%, 9/26/22	340	362

4.875%, 10/9/26	2,535	2,414

6.000%, 3/25/27	650	667

4.875%, 4/16/43	935	786

Republic of Uruguay 5.100%, 6/18/50	500	470

Russian Federation

144A 7.850%, 3/10/18(3)	55,000RUB	932

6.700%, 5/15/19	48,000RUB	795

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

144A 4.875%, 9/16/23(3)	$800	$862

Sultanate of Oman 144A 4.750%, 6/15/26(3)	1,280	1,255

Ukraine 144A 7.750%, 9/1/26(3)	730	679

United Mexican States

Series M, 6.500%, 6/9/22	9,038MXN	438

4.750%, 3/8/44	506	482

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $45,744)		43,789

MORTGAGE-BACKED SECURITIES—11.5%

Agency—4.2%

FHLMC 3.500%, 4/1/46	397	408

FNMA

3.500%, 11/1/42	607	625

3.500%, 9/1/45(11)	1,928	1,978

3.000%, 12/1/45	1,999	1,987

3.500%, 12/1/45	527	541

3.500%, 12/1/45	1,201	1,232

3.500%, 1/1/46	716	734

3.000%, 5/1/46(11)	592	588

		8,093

Non-Agency—7.3%

American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	770	806

Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.086%, 6/25/33(2)	855	825

AMSR Trust 16-SFR1, D 144A 3.172%, 11/17/33(2)(3)	665	665

BAMLL Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	580	584

Bayview Opportunity Master Fund IVa Trust 16-SPL1, B1 144A 4.250%, 4/28/55(3)	540	550

Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	385	387

CIT Group Home Equity Loan Trust 03-1, A5 5.480%, 7/20/34(2)	1,384	1,416

Credit Suisse Commercial Mortgage-Backed Trust

06-08, 3A1 6.000%, 10/25/21	251	237

07-C5, A1AM 5.870%, 9/15/40(2)	490	466

Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.345%, 8/10/44(2)(3)	660	689

GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	525	534

	PAR VALUE	VALUE

Non-Agency—(continued)

GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	$381	$385

Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	1,124	1,133

JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	367	366

JPMorgan Chase Mortgage Trust 16-5, A1 144A 2.604%, 12/25/46(2)(3)	718	716

MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	720	699

New Residential Mortgage Loan Trust 16-4A, B1A 144A 4.500%, 11/25/56(3)	566	585

One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	520	536

Towd Point Mortgage Trust

15-6, M1 144A 3.750%, 4/25/55(2)(3)	275	270

15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	1,665	1,652

Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	690	689

		14,190

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $22,383)		22,283

ASSET-BACKED SECURITIES—5.2%

Arbys Funding LLC 15-1A, A2 144A 4.969%, 10/30/45(3)	365	365

Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	640	637

Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	771	765

Chrysler Capital Auto Receivables Trust 16-BA, D 144A 3.510%, 9/15/23(3)	770	760

Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	1,000	1,010

DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	284	288

DT Auto Owner Trust 15-3A, C 144A 3.250%, 7/15/21(3)	645	650

Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(3)	730	757

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	$421	$422

First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(3)	800	802

Flagship Credit Auto Trust 16-3, D 144A 3.890%, 11/15/22(3)	785	793

LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	425	417

LEAF Receivables Funding 11 LLC 16-1, E2 144A 6.000%, 6/15/24(3)	250	231

Taco Bell Funding LLC 16-1A, A21 144A 3.832%, 5/25/46(3)	756	759

TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	655	655

Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	775	772

TOTAL ASSET-BACKED SECURITIES (Identified Cost $10,062)		10,083

CORPORATE BONDS AND NOTES—76.7%

Consumer Discretionary—5.9%

Altice Financing S.A. 144A 7.625%, 2/15/25(3)	590	632

American Greetings Corp. 144A 7.875%, 2/15/25(3)	5	5

Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(12)	472	532

Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	500	525

Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	905	982

Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	655	662

Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(3)	55	58

DR Horton, Inc. 4.750%, 2/15/23	390	416

Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	290	295

Grupo Televisa SAB

4.625%, 1/30/26	525	539

7.250%, 5/14/43	8,000MXN	294

iHeartCommunications, Inc.

9.000%, 12/15/19	315	277

9.000%, 3/1/21	180	147

	PAR VALUE	VALUE

Consumer Discretionary—(continued)

International Game Technology plc 144A 6.250%, 2/15/22(3)	$400	$434

Landry’s, Inc. 144A 6.750%, 10/15/24(3)	190	198

M/I Homes, Inc. 6.750%, 1/15/21	395	417

MDC Holdings, Inc. 5.500%, 1/15/24	655	681

New York University 4.142%, 7/1/48	420	400

QVC, Inc. 5.125%, 7/2/22	690	730

SFR (Numericable) Group S.A. 144A 7.375%, 5/1/26(3)	200	208

TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	415	448

Toll Brothers Finance Corp. 4.875%, 11/15/25	655	667

TRI Pointe Group, Inc. 5.875%, 6/15/24	175	182

VTR Finance BV 144A 6.875%, 1/15/24(3)	555	590

William Lyon Homes, Inc. 144A 5.875%, 1/31/25(3)	255	256

Ziggo Bond Finance BV 144A 6.000%, 1/15/27(3)	300	302

Ziggo Secured Finance BV 144A 5.500%, 1/15/27(3)	485	492

		11,369

Consumer Staples—1.0%

Post Holdings, Inc. 144A 5.750%, 3/1/27(3)	410	415

Safeway, Inc. 7.250%, 2/1/31	655	662

Smithfield Foods, Inc. 144A 4.250%, 2/1/27(3)	147	150

Tops Holding LLC 144A 8.000%, 6/15/22(3)	795	660

		1,887

Energy—20.6%

Afren plc

144A 10.250%, 4/8/19(3)(10)(14)	635	3

144A 6.625%, 12/9/20(3)(10)(14)	732	—(16)

Alberta Energy Co., Ltd. 8.125%, 9/15/30	280	357

Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	380	404

American Midstream Partners LP 144A 8.500%, 12/15/21(3)	315	323

Anadarko Petroleum Corp. 6.600%, 3/15/46	390	488

Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	235	240

Callon Petroleum Co. 144A 6.125%, 10/1/24(3)	230	241

Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	565	575

Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	605	681

Chesapeake Energy Corp. 6.625%, 8/15/20	370	370

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)

Continental Resources, Inc. 4.500%, 4/15/23	$260	$256

Denbury Resources, Inc. 5.500%, 5/1/22	300	249

Diamondback Energy, Inc.

144A 4.750%, 11/1/24(3)	95	96

144A 5.375%, 5/31/25(3)	550	571

Ecopetrol S.A.

5.875%, 9/18/23	535	580

4.125%, 1/16/25	865	839

5.375%, 6/26/26	280	287

Encana Corp. 3.900%, 11/15/21	275	282

EnLink Midstream Partners LP 4.850%, 7/15/26	65	68

EnQuest plc 7.000%, 4/15/22	969	773

EP Energy LLC

9.375%, 5/1/20	255	251

144A 8.000%, 11/29/24(3)	440	469

144A 8.000%, 2/15/25(3)	230	225

Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)(11)	1,335	1,369

FTS International, Inc. 6.250%, 5/1/22	620	589

Gazprom OAO (Gaz Capital S.A.)

144A 6.000%, 11/27/23(3)(7)	335	363

144A 4.950%, 2/6/28(3)(7)	1,300	1,303

Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	405	424

Holly Energy Partners LP 144A 6.000%, 8/1/24(3)	70	74

Kinder Morgan, Inc. 7.750%, 1/15/32	795	1,007

Lukoil International Finance BV

144A 6.125%, 11/9/20(3)(7)	1,100	1,201

144A 4.563%, 4/24/23(3)	800	816

Matador Resources Co. 144A 6.875%, 4/15/23(3)	795	843

MEG Energy Corp. 144A 6.500%, 1/15/25(3)	370	363

Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)(11)	1,000	1,070

MPLX LP 4.875%, 12/1/24	725	774

NGL Energy Partners LP 5.125%, 7/15/19	520	524

Noble Holding International Ltd. 7.750%, 1/15/24	355	346

Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,287	479

Parker Drilling Co. 6.750%, 7/15/22	350	325

Parsley Energy LLC 144A 6.250%, 6/1/24(3)	235	249

Peabody Securities Finance Corp. 144A 6.000%, 3/31/22(3)	75	77

	PAR VALUE	VALUE

Energy—(continued)

Pertamina Persero PT

144A 4.300%, 5/20/23(3)	$1,200	$1,238

144A 6.000%, 5/3/42(3)	1,200	1,255

144A 5.625%, 5/20/43(3)	410	413

Petrobras Global Finance BV

8.750%, 5/23/26	880	1,003

7.375%, 1/17/27	110	115

6.750%, 1/27/41	1,800	1,660

Petroleos de Venezuela S.A

RegS 8.500%, 11/2/17(4)	359	313

144A 8.500%, 10/27/20(3)	717	585

144A 6.000%, 5/16/24(3)	2,120	848

Petroleos Mexicanos

4.250%, 1/15/25	700	665

6.875%, 8/4/26	700	766

6.500%, 6/2/41	700	681

6.375%, 1/23/45	800	761

QEP Resources, Inc. 5.250%, 5/1/23	647	641

Range Resources Corp. 144A 5.000%, 3/15/23(3)	700	680

Regency Energy Partners LP 5.000%, 10/1/22	650	696

RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	415	426

SM Energy Co.

6.125%, 11/15/22	290	294

6.500%, 1/1/23	345	348

Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	655	724

State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	780	839

Sunoco LP 6.375%, 4/1/23	1,015	1,033

Transocean, Inc.

144A 9.000%, 7/15/23(3)	355	385

6.800%, 3/15/38	215	174

Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350	1,354

Weatherford International Ltd. 144A 9.875%, 2/15/24(3)	215	249

Whiting Petroleum Corp. 6.250%, 4/1/23	250	252

YPF S.A. 144A 8.500%, 3/23/21(3)	510	563

		39,785

Financials—22.0%

Africa Finance Corp. 144A 4.375%, 4/29/20(3)	800	824

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)

Akbank TAS 144A 7.500%, 2/5/18(3)	$1,900TRY	$500

Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	1,710	1,845

ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	750	861

Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	785	792

Ares Capital Corp. 3.625%, 1/19/22	415	411

Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	830	775

Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	755	777

Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(11)	1,750	1,901

Banco de Bogota S.A 144A 6.250%, 5/12/26(3)	760	799

Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)(11)	1,225	1,340

Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	1,860	1,905

Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	1,260	1,386

Banco Nacional de Comercio Exterior SVC 144A 4.375%, 10/14/25(3)	510	511

Banco Santander Chile 144A 3.875%, 9/20/22(3)(11)	900	931

Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)(6)	1,000	1,040

Banco Votorantim SA 144A 7.375%, 1/21/20(3)	381	412

Bancolombia SA 5.125%, 9/11/22	1,220	1,272

Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	1,500	1,624

Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	160,000CLP	256

Citizens Financial Group, Inc. 5.500%, 12/29/49(2)	845	865

Compass Bank 3.875%, 4/10/25	945	917

Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	845	836

Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(11)	925	899

Eurasian Development Bank 144A 4.767%, 9/20/22(3)	1,600	1,665

FS Investment Corp. 4.750%, 5/15/22	225	231

Genworth Holdings, Inc. 4.900%, 8/15/23	530	456

GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	755	803

Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	1,564	1,619

Icahn Enterprises LP

	PAR VALUE	VALUE

Financials—(continued)

5.875%, 2/1/22	$680	$697

144A 6.250%, 2/1/22(3)	65	67

ING Groep NV 6.000% (2)(5)(6)	815	813

Jefferies Group LLC 4.850%, 1/15/27	180	184

Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	800	853

Macquarie Group Ltd.

144A 6.000%, 1/14/20(3)(11)	1,100	1,196

144A 6.250%, 1/14/21(3)	325	363

Morgan Stanley

144A 10.090%, 5/3/17(3)	3,050BRL	975

4.350%, 9/8/26	360	370

Navient Corp. 7.250%, 9/25/23	165	170

OM Asset Management plc 4.800%, 7/27/26	675	663

PKO Finance AB 144A 4.630%, 9/26/22(3)(7)(11)	1,805	1,908

Prudential Financial, Inc. 5.875%, 9/15/42(2)	900	981

Sberbank of Russia 144A 5.500%, 2/26/24(2)(3)(7)	650	673

Teachers Insurance & Annuity Association Asset Management Finance Co., LLC 144A 4.125%, 11/1/24(3)	985	1,015

Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	640	638

Tervita Escrow Corp. 144A 7.625%, 12/1/21(3)	105	110

Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,095	1,090

Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	870	876

Vnesheconombank Via Veb Finance plc 144A 6.025%, 7/5/22(3)	360	389

		42,484

Health Care—2.0%

Community Health Systems, Inc.

5.125%, 8/1/21	140	138

6.875%, 2/1/22	300	265

Concordia International Corp.

144A 9.000%, 4/1/22(3)	160	141

144A 7.000%, 4/15/23(3)	110	43

inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(3)	265	278

MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	310	321

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)

MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	$580	$626

Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	495	531

TeamHealth Holdings, Inc. 144A 6.375%, 2/1/25(3)	390	388

Tenet Healthcare Corp. 144A 7.500%, 1/1/22(3)	30	33

8.125%, 4/1/22	300	317

Valeant Pharmaceuticals International, Inc.

144A 6.375%, 10/15/20(3)	695	636

144A 5.875%, 5/15/23(3)	80	65

		3,782

Industrials—7.6%

Alfa SAB de CV 144A 5.250%, 3/25/24(3)	1,200	1,243

America West Airlines Pass-Through-Trust 01-1, G 7.100%, 4/2/21	1,050	1,139

Bombardier, Inc. 144A 6.125%, 1/15/23(3)	420	421

CEB, Inc. 144A 5.625%, 6/15/23(3)	530	571

Cemex Finance LLC 144A 6.000%, 4/1/24(3)	645	672

Delhi International Airport Pvt Ltd. 144A 6.125%, 10/31/26(3)	250	263

DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000	1,132

Embraer Netherlands Finance BV 5.400%, 2/1/27	675	699

Harland Clarke Holdings Corp.

144A 6.875%, 3/1/20(3)	535	542

144A 8.375%, 8/15/22(3)	60	62

JBS Investments GmbH 144A 7.250%, 4/3/24(3)	780	835

Navistar International Corp. 8.250%, 11/1/21	480	487

Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	337	362

Park Aerospace Holdings Ltd. 144A 5.500%, 2/15/24(3)	320	335

Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	870	868

Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	265	291

SCF Capital Ltd. 144A 5.375%, 6/16/23(3)	430	446

Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	190	198

Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	980

UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	1,790	1,916

United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	473	486

	PAR VALUE	VALUE

Industrials—(continued)

Wheels Up Finance I LLC

16-01, A 7.555%, 6/1/24(2)(10)(17)	$33	$33

16-01, A 7.500%, 6/30/24(10)	702	698

		14,679

Information Technology—2.1%

Blackboard, Inc. 144A 9.750%, 10/15/21(3)	436	446

CDW LLC 5.000%, 9/1/25	130	132

Diamond 1 Finance Corp.

144A 5.450%, 6/15/23(3)	135	146

144A 6.020%, 6/15/26(3)	125	138

144A 8.100%, 7/15/36(3)	255	321

Flex Ltd. 4.750%, 6/15/25	850	897

Inception Merger Sub, Inc. (Rackspace Hosting, Inc.) 144A 8.625%, 11/15/24(3)	1,205	1,273

Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	765	770

		4,123

Materials—8.0%

AK Steel Corp. 7.500%, 7/15/23	340	372

Aleris International, Inc. 144A 9.500%, 4/1/21(3)	420	451

Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,230	1,284

Alpha 3 BV 144A 6.250%, 2/1/25(3)	125	126

ArcelorMittal 6.125%, 6/1/25	865	976

Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(3)	225	232

BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	405	463

Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	415	428

Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	790	788

Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	510	590

Freeport-McMoRan Copper & Gold, Inc.

3.550%, 3/1/22	400	373

3.875%, 3/15/23	330	305

Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	585	637

Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	500	523

Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	1,000	1,017

Mercer International, Inc. 144A 6.500%, 2/1/24(3)	75	77

Novelis Corp.

144A 6.250%, 8/15/24(3)	50	53

144A 5.875%, 9/30/26(3)	615	634

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE
Materials—(continued)

Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	$	1,500	$1,584

Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)		20	22

Rusal Capital DAC 144A 5.125%, 2/2/22(3)		910	915

Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)		1,100	1,205

Standard Industries, Inc. 144A 6.000%, 10/15/25(3)		410	436

Vale Overseas Ltd.

5.875%, 6/10/21		585	634

6.250%, 8/10/26		400	441

Vedanta Resources plc 144A 6.000%, 1/31/19(3)		825	851

			15,417

Real Estate—1.4%

Communications Sales & Leasing, Inc. 144A 7.125%, 12/15/24(3)		770	795

EPR Properties 4.750%, 12/15/26		260	262

Hospitality Properties Trust 4.500%, 3/15/25		745	742

MPT Operating Partnership LP

6.375%, 3/1/24		140	150

5.500%, 5/1/24		145	149

5.250%, 8/1/26		35	35

Select Income REIT 4.500%, 2/1/25		690	675

			2,808

Telecommunication Services—3.2%

Altice Financing S.A. 144A 6.625%, 2/15/23(3)		460	485

America Movil SAB de C.V. Series 12 6.450%, 12/5/22		8,000MXN	369

Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)(11)		1,430	1,504

Digicel Group Ltd. 144A 8.250%, 9/30/20(3)		720	640

Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)		415	429

Frontier Communications Corp.

6.250%, 9/15/21		330	317

10.500%, 9/15/22		545	570

GTH Finance BV 144A 7.250%, 4/26/23(3)		600	663

Qwest Corp. 7.250%, 9/15/25		345	375

Sprint Communications, Inc. 6.000%, 11/15/22		335	347

Sprint Corp. 7.875%, 9/15/23		370	413

		PAR VALUE	VALUE

Telecommunication Services—(continued)

Zayo Group LLC 144A 5.750%, 1/15/27(3)	$	30	$32

			6,144

Utilities—2.9%

AmeriGas Partners LP 5.500%, 5/20/25		295	301

Dynegy, Inc. 7.375%, 11/1/22		580	573

Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)		200	208

Ferrellgas LP 144A 8.625%, 6/15/20(3)		125	124

Israel Electric Corp Ltd. 144A 6.875%, 6/21/23(3)		725	839

Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)		715	667

Majapahit Holding BV 144A 7.750%, 1/20/20(3)		540	614

State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)		990	1,051

Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)		525	513

TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)		750	780

			5,670

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $147,491)			148,148

LOAN AGREEMENTS(2)—12.2%

Consumer Discretionary—2.7%

Bass Pro Group LLC 5.970%, 12/15/23		790	760

Caesars Entertainment Operating Co., Inc. Tranche B-4, 1.500%, 10/31/17(12)		539	673

Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20		527	533

Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21		307	310

Floor & Decor Outlets of America, Inc. 5.250%, 9/30/23		435	437

Gateway Casinos & Entertainment Ltd. 0.000%, 2/15/23(8)		115	116

Graton Resort & Casino Tranche B, 6.500%, 9/1/22		177	179

Harbor Freight Tools USA, Inc. 3.778%, 8/18/23		294	294

Laureare Education, Inc. 2021 Extended, 8.509%, 3/17/21		465	470

Leslie’s Poolmart, Inc. Tranche B 4.750%, 8/16/23		263	265

McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22		383	378

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)

Scientific Games International, Inc. Tranche B-3, 4.821%, 10/1/21	$412	$419

UFC Holdings LLC First Lien 4.250%, 8/18/23	317	320

		5,154

Consumer Staples—0.8%

Albertson’s LLC Tranche B-5, 4.247%, 12/21/22	514	522

Chobani LLC First Lien, 5.250%, 10/9/23	126	128

JBS USA Lux S.A. 3.279%, 10/30/22	175	176

Kronos, Inc. Second Lien, 9.284%, 11/1/24	166	172

Milk Specialities Co. 5.000%, 8/16/23	327	331

TKC Holdings, Inc. First Lien, 4.750%, 2/1/23	220	222

		1,551

Energy—0.7%

California Resources Corp. 11.375%, 12/31/21	360	407

Chesapeake Energy Corp. Trance A, 8.553%, 8/23/21	106	115

Jonah Energy LLC Second Lien, 7.500%, 5/12/21	456	446

Peabody Energy Corp. First Lien, 0.000%, 2/8/22(8)	325	329

		1,297

Financials—1.0%

Avolon TLB Borrower 1 (Luxembourg) S.a r.l. 0.000%, 1/20/22(8)	15	15

iStar Financial, Inc. 4.750%, 7/1/20	1,026	1,040

Lonestar Intermediate Super Holdings LLC 10.000%, 8/31/21	395	414

Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	580	553

		2,022

Health Care—1.7%

21st Century Oncology Holdings, Inc. Tranche B, 7.125%, 4/30/22(12)	161	150

Change Healthcare Holdings, Inc. 0.000%, 2/3/24(8)	275	277

CHG Healthcare Services, Inc. First Lien, 4.750%, 6/7/23	376	382

HLF Financing S.a.r.l 6.272%, 2/13/23	185	186

InVentiv Health, Inc. 4.804%, 11/9/23	197	199

MMM Holdings, Inc. 10.250%, 6/30/19	163	160

MPH Acquisition Holdings LLC 5.000%, 6/7/23	172	175

	PAR VALUE	VALUE

Health Care—(continued)

MSO of Puerto Rico, Inc. 10.250%, 6/30/19	$118	$116

NVA Holdings, Inc. Second Lien, 0.000%, 8/14/22(8)	67	68

Quorum Health Corp. 6.789%, 4/29/22	349	348

Surgery Center Holdings, Inc. First Lien, 4.750%, 11/3/20	480	484

U.S. Renal Care, Inc. First Lien, 5.250%, 12/30/22	689	637

		3,182

Industrials—1.2%

84 Lumber Co. 6.750%, 10/25/23	660	666

Coinstar LLC Tranche B, First Lien 5.250%, 9/27/23	245	248

Navistar, Inc. Tranche B 5.000%, 8/7/20	413	416

PAE Holding Corp. First Lien, 6.500%, 10/20/22	218	221

Quikrete International, Inc. First Lien, 4.022%, 11/15/23	65	66

Sedgwick Claims Management Services, Inc. Second Lien, 6.804%, 2/28/22	570	573

Zodiac Pool Solutions LLC First Lien, 5.500%, 12/20/23	180	182

		2,372

Information Technology—1.8%

Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	235	238

Blackboard, Inc. Tranche B-4 First Lien, 6.023%, 6/30/21	494	498

Donnelley Financial Solutions Tranche B, 5.000%, 9/29/23	147	149

First Data Corp.

Tranche 2021-C, 3.779%, 3/24/21	312	315

Tranche 2022-C, 3.779%, 7/8/22	450	454

Mitchell International, Inc. Second Lien, 8.539%, 10/11/21	259	260

ON Semiconductor Corp. 2016 New Replacement Term Loan 4.031%, 3/31/23	194	196

Presidio LLC (Presidio, Inc.) Tranche B, First Lien 4.500%, 2/2/22	617	623

Rackspace Hosting, Inc. Tranche B, First Lien, 4.500%, 11/3/23	104	105

Veritas US, Inc. Tranche B-1, 6.625%, 1/27/23	679	679

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Information Technology—(continued)

Western Digital Corp. Tranche B-1, 4.529%, 4/29/23	$47		$47

			3,564

Materials—0.9%

Anchor Glass Container Corp.

First Lien, 4.250%, 12/7/23	161		163

Second Lien, 8.750%, 12/7/24	173		177

CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	405		369

MacDermid, Inc. (Platform Specialty Products Corp.) Tranche B-3, 4.500%, 6/7/20	372		377

Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	516		521

PQ Corp. Tranche B-1, 5.289%, 11/4/22	106		108

			1,715

Real Estate—0.2%

Capital Automotive LP Second Lien, 6.000%, 4/30/20	454		460

Utilities—1.2%

Atlantic Power LP 6.000%, 4/13/23	580		589

Dynegy, Inc. Tranche C-1, 4.250%, 6/27/23	687		695

NRG Energy, Inc. 3.031%, 6/30/23	711		715

Vistra Operations Company LLC (TEX Operations Co., LLC)

3.531%, 8/4/23	286		288

Tranche C, 3.531%, 8/4/23	66		66

			2,353

TOTAL LOAN AGREEMENTS (Identified Cost $23,232)			23,670

	SHARES		VALUE

PREFERRED STOCKS—4.0%

Energy—0.6%

PTT Exploration & Production PCL 144A, 4.875%(2)(3)(11)	1,100	(9)	1,114

Financials—2.7%

Citigroup, Inc. Series J, 7.125%(2)	30,800		901

Citigroup, Inc. Series T, 6.250%(2)	875	(9)	954

JPMorgan Chase & Co. Series Z, 5.300%(2)	160	(9)	166

KeyCorp Series D, 5.000%(2)	650	(9)	645

	SHARES		VALUE
Financials—(continued)

M&T Bank Corp. Series F, 5.125%(2)	315	(9)	$313

SunTrust Bank, Inc. 5.625%(2)	60	(9)	63

Wells Fargo & Co. Series K, 7.980%(2)	840	(9)	884

Zions Bancorp 6.950%(2)	47,150		1,379

			5,305

Industrials—0.7%

General Electric Co. Series D, 5.000%(2)	1,248	(9)	1,315

TOTAL PREFERRED STOCKS (Identified Cost $7,215)			7,734

COMMON STOCKS—0.1%

Energy—0.1%

Hercules Offshore, Inc.(10)(13)(18)	10,017		—	(16)

Pacific Exploration and Production Corp.(13)	3,851		149

Sabine Oil & Gas LLC(10)	457		17

TOTAL COMMON STOCKS (Identified Cost $774)			166

	SHARES		VALUE
WARRANTS—0.0%

Sabine Oil & Gas (10)	258		2

Sabine Oil & Gas (10)	1,450		10

TOTAL WARRANTS (Identified Cost $12)			12

	CONTRACTS		VALUE
PURCHASED OPTIONS—0.1%

Call Options—0.0%

S&P 500 ® Index expiration 3/01/17 strike price $2,470	330		—

S&P 500 ® Index expiration 3/03/17 strike price $2,455	677		7

S&P 500 ® Index expiration 3/08/17 strike price $2,470	365		5

S&P 500 ® Index expiration 3/10/17 strike price $2,470	680		9

			21

Put Options—0.1%

S&P 500 ® Index expiration 3/01/17 strike price $2,220	330		3

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE

Put Options—(continued)

S&P 500 ® Index expiration 3/03/17 strike price $2,215	677	$ 17

S&P 500 ® Index expiration 3/08/17 strike price $2,235	365	24

S&P 500 ® Index expiration 3/10/17 strike price $2,235	680	71

		115

TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $319)		136

TOTAL LONG TERM INVESTMENTS—133.3% (Identified Cost $258,724)		257,562	(15)

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—133.3% (Identified Cost $258,724)		257,562	(1)(15)

WRITTEN OPTIONS—(0.2)%

Call Options—(0.1)%

S&P 500 ® Index expiration 3/01/17 strike price $2,415	330	(5)

S&P 500 ® Index expiration 3/03/17 strike price $2,405	677	(27)

S&P 500 ® Index expiration 3/08/17 strike price $2,420	365	(18)

S&P 500 ® Index expiration 3/10/17 strike price $2,420	680	(68)

		(118)

Put Options—(0.1)%

S&P 500 ® Index expiration 3/01/17 strike price $2,275	330	(5)

S&P 500 ® Index expiration 3/03/17 strike price $2,265	677	(27)

S&P 500 ® Index expiration 3/08/17 strike price $2,285	365	(46)

S&P 500 ® Index expiration 3/10/17 strike price $2,285	680	(143)

		(221)

TOTAL WRITTEN OPTIONS—(0.2)% (Premiums Received $721)		(339)	(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—133.1% (Identified Cost $258,003)	257,223

Other assets and liabilities, net—(33.1)%	(64,033)

NET ASSETS—100.0%	$ 193,190

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at February 28, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at February 28, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities amounted to a value of $134,529 or 69.6% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after February 28, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Illiquid security.
(11)	All or a portion of the security is segregated as collateral for written options.
(12)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(13)	Non-income producing.
(14)	Security in default, no interest payments are being received.
(15)	All or a portion of the portfolio is segregated as collateral for borrowings.
(16)	Amounts are less than $500 (not reported in 000s).
(17)	Represents the unfunded portion of security and commitment fee earned on this portion.
(18)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (Unaudited)

($ reported in thousands)
Country Weightings †

United States	48%

Mexico	5

Brazil	4

Argentina	3

Chile	3

Colombia	3

Russia	3

Other	31

Total	100%

† % of total investments net of written options as of February 28, 2017

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of February 28, 2017 (See Security Valuation Note 1A in the Notes to Schedule of Investments):

	Total Value at February 28, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$10,083	$—	$10,083	$—
Corporate Bonds and Notes	148,148	—	147,415	733
Foreign Government Securities	43,789	—	43,789	—
Loan Agreements	23,670	—	23,004	666
Mortgage-Backed Securities	22,283	—	22,283	—
Municipal Bonds	1,541	—	1,541	—
Equity Securities:
Common Stocks	166	149	—	17
Preferred Stocks	7,734	2,280	5,454	—
Warrants	12	—	—	12
Purchased Options	136	136	—	—

Total Investments before Written Options	$257,562	$2,565	$253,569	$1,428

Written Options	$(339)	$(339)	$—	$—

Total Investments Net of Written Options	$257,223	$2,226	$253,569	$1,428

There were no transfers between Level 1 and Level 2 related to securities held as of February 28, 2017.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset- Backed Securities	Corporate Bonds and Notes		Loans Agreements	Common Stock	Warrants

Balance as of November 30, 2016:	$1,207	$434	$738		$-	$22	$13
Accrued discount/(premium)	- (c)	-	-	(c)	-	-	-
Realized gain (loss)	4	4	-	(c)	-	-	-

Change in unrealizedappreciation (depreciation)	(111)	(14)	(91)		-	(5)	(1)

Purchases	97	-	97		-	-	-
Sales(b)	(435)	(424)	(11)		-	-	-
Transfers into Level 3 (a)(d)	666	-	-		666	-	-
Transfers from Level 3 (a)(d)	-	-	-		-	-	-

Balance as of February 28, 2017	$1,428	$-	$733		$666	$17	$12

(a)	“Transfers into and/or from” represent the ending value as of February 28, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers into/from Level 3 are due to an increase and/or decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments are summarized below and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (Unaudited) (Continued)

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (Unaudited) (Continued)

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At February 28, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments
(before written options)	$258,799	$8,648	$(9,885)	$(1,237)
Written
Options	(721)	411	(29)	382

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (Unaudited) (Continued)

NOTE 4 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at February 28, 2017, with an aggregate value of $763 representing 0.4% of the Fund’s net assets.

At February 28, 2017, the Fund did not hold any securities that are both illiquid and restricted.

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund, the Fund’s Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 6 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 4/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 4/27/2017

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 4/27/2017

* Print the name and title of each signing officer under his or her signature.